Jun. 22, 2023
FS Multi-Strategy Alternatives Fund

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement Dated June 22, 2023 to:

• the Fund’s Summary Prospectus, dated May 10, 2023 (the “Summary Prospectus”);

• the Fund’s Prospectus, dated May 1, 2023, as supplemented (the “Prospectus”); and

• the Fund’s Statement of Additional Information, dated May 1, 2023, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Chilton Investment Company, Inc. (“Chilton”) no longer serves as a sub-adviser to the Fund. Accordingly, effective immediately, all references to Chilton in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-041-0100